INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenue		$ 1,386,608	$ 1,129,238
Cost of revenue		(829,124)	(740,172)
Gross profit		557,484	389,066
Operating expenses
General and administrative expenses		1,489,663	1,281,786
Total operating expenses		2,719,661	1,998,808
Loss from operations		(2,162,177)	(1,609,742)
Other income (expenses)
Other (expenses) income, net		(7,549)	(21,358)
Interest income		7,521	29,007
Total other income (expenses), net		(28)	7,649
Loss before income tax		(2,162,205)	(1,602,093)
Income tax credit (expense)			4
Net loss		(2,162,205)	(1,602,089)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation		(15,673)	469,815
Comprehensive loss		$ (2,177,878)	$ (1,132,274)
Basic net (loss) income per share (in dollars per share)	[1]	$ 0	$ 0
Basic weighted average number of shares outstanding (in shares)	[1]	557,215,664	556,800,001
Diluted net (loss) income per share (in dollars per share)	[1]	$ 0	$ 0
Diluted weighted average number of shares outstanding (in shares)	[1]	557,215,664	556,800,001
Non Related Party
Operating expenses
Research and development expenses		$ 1,229,998	$ 268,451
Related Party
Operating expenses
Research and development expenses			$ 448,571

[1]	Shares related information and additional paid-in capital are retrospectively restated for effect of recapitalization completed on June 12, 2026.